Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consists of the following:
	June 30, 2023	June 30, 2022
Office equipment and furniture	$151,007	$140,695
Automobiles	69,782	62,580
Leasehold improvement	403,778	369,065
Subtotal	624,567	572,340
Less: accumulated depreciation	(498,535)	(453,096)
Property and equipment, net	$126,032	$119,244